Leases - Schedule of Net Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Net Lease Costs [Abstract]
Operating lease costs	$ 25	$ 714	$ 103	$ 2,628
Variable lease costs	11	262	28	1,222
Short-term lease costs	8	23	49	115
Total lease costs	$ 44	$ 999	$ 180	$ 3,965